Asset Acquisitions - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	May 23, 2022	Sep. 30, 2022
Series MRCS LLC [Member] | Claims Cost Recovery Agreements
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired	196.6
Finite life intangible assets acquired useful life	8 years
Series MRCS LLC [Member] | Claims Cost Recovery Agreements | Common Class A [Member]
Business Acquisition [Line Items]
Percentage of discount on shares lack of marketability	4.50%
Vrm Msp Recovery Partners Llc | Investment In Rights To Claim Recovery Cash Flows [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired	356.8
Percentage of discount on shares lack of marketability	4.50%
VRM [Member]
Business Acquisition [Line Items]
Number of Up C units issued in exchange of assets acquired	65.0
VRM [Member] | Reserved Shares [Member]
Business Acquisition [Line Items]
Annual compounded return percentage on contribution	20.00%
Value of full return		$ 752.5